Leases Payable and Related Obligations	12 Months Ended
Jun. 30, 2025
Leases Payable and Related Obligations [Abstract]
Leases payable and related obligations
15.	Leases payable and related obligations

	Operating leases - IFRS 16	Sugarcane field restoration	Total
At June 30, 2023	208,767	108,566	317,333
New contracts	115,035	—	115,035
Remeasurement	14,833	—	14,833
Payment	(47,818)	—	(47,818)
Write-offs	(152)	—	(152)
Interest	30,157	(33,111)	(2,954)
Update	(35,600)	—	(35,600)
Exchange variation	1,383	—	1,383
At June 30, 2024	286,605	75,455	362,060
New contracts	28,109	—	28,109
Business combination (Note 2.3)	44,565	—	44,565
Remeasurement	35,800	—	35,800
Payment	(78,762)	—	(78,762)
Write-offs	(1,980)	—	(1,980)
Interest	49,742	(2,210)	47,532
Update	(11,444)	—	(11,444)
Exchange variation	(96)	—	(96)
At June 30, 2025	352,539	73,245	425,784

As of June 30, 2025, the Company’s main lease contracts relate to agricultural partnership and land lease operations, as well as other less relevant contracts that involve leases of machinery, vehicles and properties.

The Company has an agricultural partnership agreement for the planting of sugarcane (Parceria IV) covering 15,000 arable hectares, which establishes an obligation of recovering the sugarcane field upon delivery of the agreement. The term of the agreement is 15 years and may be extended for the same period.

Changes in lease liabilities occur upon effective payment of the lease as well as periodic restatement by variation in the soybean or sugarcane price and adjustment to present value. The impacts from adjustment to present value are recognized under financial income (loss), net in the income statement.

As of June 30, 2025, the Company and its subsidiaries held the following lease agreements with third parties:

Description	Location	Currency	Lease liabilities
Avarandado Farm (Partnership II)	Ribeiro Gonçalves - PI	R$	54,450
ETH Farm (Partnership III)	Alto Taquari - MT	R$	5,755
Agro-Serra Farm (Partnership IV)	São Raimundo de Mangabeira - MA	R$	73,245
Xingu Farm (Partnership V)	Xingu - MT	R$	49,711
Regalito Farm (Partnership V)	Xingu - MT	R$	43,686
Serra Grande II Farm (Partnership VII)	Baixa Grande do Ribeiro - PI	R$	26,800
Unagro Farm (Partnership VII)	Santa Cruz - Bolivia	R$	8,683
São Domingos Farm (Partnership IX)	Comodoro - MT	R$	35,041
Alto da Serra Farm (Partnership X)	Brotas - SP	R$	46,682
Zanoni Farm (Partnership X)	Novo São Joaquim - MT	R$	56,936
Intercompany leases	N.A.	R$	—
Vehicle leases	N.A.	R$	3,129
Services with identified assets	N.A.	R$	15,690
Land - Other	N.A.	R$	5,675
Lease of vehicles and office in Paraguay	Assunção - Paraguay	R$	301
		R$	425,784

The above lease liabilities are discounted to present value using an incremental borrowing rate that ranges from 7.04% to 16.76%.

The lease installments are shown below:

1 year	82,330
2 years	67,701
3 years	58,969
4 years	49,167
5 years	42,062
Above 5 years	125,555
425,784

The Company also has land lease agreements with its subsidiaries (intercompany leases) for an average term of 14 years. These leases are described in Note 30.

Short-term leases, which have a contractual term of less than 12 months, and do not contain a call option, nor lease agreements for low-value assets, recognized rental expenses, as they fall within the exceptions provided for in IFRS 16. These contracts were recognized directly in the statement of operations for the year, on an accrual basis throughout their term, under “Cost of sales” and “General and administrative expenses”, according to the amounts of “Lease and rentals in general” (Note 23).